CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 40,367	$ 29,304	$ 29,006
Other comprehensive income (loss) before tax:
Foreign currency translation adjustments	2,779	13,070	(3,778)
Income tax benefit (expense) related to components of other comprehensive income	(402)	(1,427)	762
Total other comprehensive income (loss), net of tax	2,377	11,643	(3,016)
Comprehensive income	42,744	40,947	25,990
Less: comprehensive income attributable to non-controlling interests	(901)	(85)	(331)
Comprehensive income attributable to controlling interest	$ 41,843	$ 40,862	$ 25,659